Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 58,018	$ 96,417	$ 83,082	$ 162,797
Accounts receivable	43,611	28,313
Consolidated total assets	2,063,730	2,169,476
Conventional Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,932,151	2,020,317
Ship-to-Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 29,950	$ 24,429